Average Annual Total Returns - Elements International Small Cap Portfolio	Oct. 01, 2020
MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	25.41%
Since Inception	7.33%
Inception Date	Apr. 28, 2017
Class M
Average Annual Return:
1 Year	20.79%
Since Inception	5.19%
Inception Date	Apr. 28, 2017
Class M | After Taxes on Distributions
Average Annual Return:
1 Year	20.08%
Since Inception	4.44%
Inception Date	Apr. 28, 2017
Class M | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.04%
Since Inception	3.92%
Inception Date	Apr. 28, 2017